Offerings	Jul. 16, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.000032 par value per share
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The proposed amount of the securities offered to be offered and registered by the registrant, maximum offering price per class of security to be offered by the registrant and maximum aggregate offering price per class of security to be offered by the registrant will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.This registration statement covers such indeterminate amount of Class A Ordinary Shares, debt securities and warrants of Mobile-health Network Solutions, as having an aggregate offering price not to exceed $300,000,000, to be offered by the registrant. The securities registered hereunder are to be issued from time to time at prices to be determined. The securities registered also include such indeterminate number of Class A Ordinary Shares and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of Class A Ordinary Shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities to be offered and issued by the registrant pursuant to this registration statement will not exceed $300,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The proposed amount of the securities offered to be offered and registered by the registrant, maximum offering price per class of security to be offered by the registrant and maximum aggregate offering price per class of security to be offered by the registrant will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.This registration statement covers such indeterminate amount of Class A Ordinary Shares, debt securities and warrants of Mobile-health Network Solutions, as having an aggregate offering price not to exceed $300,000,000, to be offered by the registrant. The securities registered hereunder are to be issued from time to time at prices to be determined. The securities registered also include such indeterminate number of Class A Ordinary Shares and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of Class A Ordinary Shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities to be offered and issued by the registrant pursuant to this registration statement will not exceed $300,000,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The proposed amount of the securities offered to be offered and registered by the registrant, maximum offering price per class of security to be offered by the registrant and maximum aggregate offering price per class of security to be offered by the registrant will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.This registration statement covers such indeterminate amount of Class A Ordinary Shares, debt securities and warrants of Mobile-health Network Solutions, as having an aggregate offering price not to exceed $300,000,000, to be offered by the registrant. The securities registered hereunder are to be issued from time to time at prices to be determined. The securities registered also include such indeterminate number of Class A Ordinary Shares and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of Class A Ordinary Shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities to be offered and issued by the registrant pursuant to this registration statement will not exceed $300,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The proposed amount of the securities offered to be offered and registered by the registrant, maximum offering price per class of security to be offered by the registrant and maximum aggregate offering price per class of security to be offered by the registrant will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.This registration statement covers such indeterminate amount of Class A Ordinary Shares, debt securities and warrants of Mobile-health Network Solutions, as having an aggregate offering price not to exceed $300,000,000, to be offered by the registrant. The securities registered hereunder are to be issued from time to time at prices to be determined. The securities registered also include such indeterminate number of Class A Ordinary Shares and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of Class A Ordinary Shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities to be offered and issued by the registrant pursuant to this registration statement will not exceed $300,000,000.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930
Offering Note	The proposed amount of the securities offered to be offered and registered by the registrant, maximum offering price per class of security to be offered by the registrant and maximum aggregate offering price per class of security to be offered by the registrant will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.This registration statement covers such indeterminate amount of Class A Ordinary Shares, debt securities and warrants of Mobile-health Network Solutions, as having an aggregate offering price not to exceed $300,000,000, to be offered by the registrant. The securities registered hereunder are to be issued from time to time at prices to be determined. The securities registered also include such indeterminate number of Class A Ordinary Shares and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of Class A Ordinary Shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities to be offered and issued by the registrant pursuant to this registration statement will not exceed $300,000,000.